Other operating income (expenses), net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other operating income (expenses), net
6.	Other operating income (expenses), net

	2017	2018	2019
	NT$000	NT$000	NT$000
Gain on disposal of property, plant and equipment, net	132,777	14,274	20,271
Impairment loss on property, plant and equipment	(956)	—	(9,938)
Gain on disposal of scrapped materials	27,940	59,380	43,652
Gain on disposal of items purchased on behalf of others	26,417	31,268	15,080
Royalty income	11,998	43,224	12,336
Insurance compensation income	486,858	147	10,435
Others	7,800	(779)	1,092

	692,834	147,514	92,928